Note 3 - Inventories (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	Thousands of Yen
	2017	2018

Network equipment purchased for resale	¥1,093,001	¥1,053,574
Work in process	1,705,053	660,973

Total inventories	¥2,798,054	¥1,714,547